Subsequent Events (Details) - USD ($)						1 Months Ended				3 Months Ended		12 Months Ended
	Apr. 25, 2025	Apr. 08, 2025	Mar. 11, 2025	Feb. 28, 2025	Feb. 03, 2025	May 12, 2025	Jan. 31, 2025	Jan. 30, 2025	Aug. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 07, 2024	Oct. 28, 2022
Subsequent Event [Line Items]
Proceeds from issuance of shares, net of issuance costs (in Dollars)										$ 1,566,000	$ 4,543,000	$ 17,441,000	$ 4,742,000
Class of warrant or right exercise price (in Dollars per share)												$ 287.5		$ 11.5	$ 11.5
Proceeds from exercise of warrants (in Dollars)										$ 2,000	$ 853,000	$ 853,000	$ 592,000
Common stock, par value (in Dollars per share)										$ 0.0001		$ 0.0001	$ 0.0001
February Two Thousand Twenty Five Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right exercise price (in Dollars per share)										$ 0.001
Warrants exercised										2,070,412
Warrants remain unexercised										746,000
Common Stock [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Additional warrants to purchase												181,449
Class of warrant or right exercise price (in Dollars per share)												$ 0.0001
At-the-Market Offering [Member]
Subsequent Event [Line Items]
Proceeds from issuance of shares, net of issuance costs (in Dollars)									$ 5,500,000
Proceeds from issuance of shares, net (in Dollars)									$ 5,300,000
Shares issued									2,300,000
February 2025 Registered Direct Offering [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							247,059
Class of warrant or right exercise price (in Dollars per share)										$ 2.13
February 2025 Registered Direct Offering [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants exercised										2,070,412
February 2025 Registered Direct Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							713,000
Aggregate gross proceeds (in Dollars)							$ 6,000,000
February 2025 Registered Direct Offering [Member] | Common Stock [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							2,816,412
Class of warrant or right exercise price (in Dollars per share)							$ 0.0001
Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price (in Dollars per share)										$ 1.25
Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Purchase agreement, term										36 months
Subsequent Event [Member] | February Two Thousand Twenty Five Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Warrants exercised		402,000
Proceeds from exercise of warrants (in Dollars)		$ 402,000
Warrants remain unexercised		344,000
Subsequent Event [Member] | At-the-Market Offering [Member]
Subsequent Event [Line Items]
Proceeds from issuance of shares, net of issuance costs (in Dollars)								$ 900,000
Proceeds from issuance of shares, net (in Dollars)								$ 900,000
Shares issued								483,755
Lock on any capital raises through the At-the-Market offering					60 days
Subsequent Event [Member] | February 2025 Registered Direct Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							713,000
Class of warrant or right exercise price (in Dollars per share)							$ 0.0001
Aggregate gross proceeds (in Dollars)				$ 6,000,000
Subsequent Event [Member] | February 2025 Registered Direct Offering [Member] | Common Stock [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							2,816,412
Class of warrant or right exercise price (in Dollars per share)							$ 0.001
Subsequent Event [Member] | H.C. Wainwright & Co., LLC [Member] | February 2025 Registered Direct Offering [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							247,059
Subsequent Event [Member] | H.C. Wainwright & Co., LLC [Member] | February 2025 Registered Direct Offering [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right exercise price (in Dollars per share)							$ 2.125
Subsequent Event [Member] | H.C. Wainwright & Co., LLC [Member] | February 2023 Registered Direct Offering [Member]
Subsequent Event [Line Items]
Aggregate cash fee percentage							7.00%
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued	236,406
Common stock, par value (in Dollars per share)	$ 0.0001
Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Market Value of Listed Securities (in Dollars)			$ 35,000,000
Minimum [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of common stock outstanding										19.99%
Maximum [Member] | Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issuable during period, value (in Dollars)	$ 15,000,000
Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right exercise price (in Dollars per share)												$ 20.76
Private Placement [Member] | February 2025 Registered Direct Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right exercise price (in Dollars per share)							$ 1.7
Private Placement [Member] | February 2025 Registered Direct Offering [Member] | Common Stock [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							3,529,412
Private Placement [Member] | Subsequent Event [Member] | February 2025 Registered Direct Offering [Member] | Common Stock [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Additional warrants to purchase							3,529,412
Private Placement [Member] | Subsequent Event [Member] | February 2023 Registered Direct Offering [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right exercise price (in Dollars per share)							$ 1.7
August 2024 At-The-Market Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of shares, net of issuance costs (in Dollars)						$ 900,000
Gross proceeds from sale of common stock (in Dollars)						$ 900,000
August 2024 At-The-Market Offering [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued						623,647
Regular Purchase [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issuable during period, shares										40,000
Purchase price per share percentage										97.00%
Regular Purchase [Member] | Maximum [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issuable in single transaction (in Dollars)										$ 500,000
Regular Purchase One [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, closing price per share (in Dollars per share)										$ 1
Regular Purchase One [Member] | Maximum [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issuable during period, shares										50,000
Regular Purchase Two [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, closing price per share (in Dollars per share)										$ 1.75
Regular Purchase Two [Member] | Maximum [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issuable during period, shares										60,000
Regular Purchase Three [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, closing price per share (in Dollars per share)										$ 2.5
Regular Purchase Three [Member] | Maximum [Member] | Lincoln Park Capital Fund, LLC [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issuable during period, shares										75,000